Convertible debenture (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 03, 2019	Dec. 31, 2019
Plant and equipment [Member]
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		$ 0.4
Sandstorm Gold Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Debentures issued	$ 10.0
Maturity date	Apr. 03, 2023
Interest rate	6.00%
Conversion price	$ 2.14
Loss on derivative option		$ 4.4
Sandstorm Gold Ltd [Member] | Unsecured Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount under convertible debenture	$ 3.0